Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenue	$ 5,511,549	$ 5,278,521	$ 4,662,572
Airborne Systems
Revenue from External Customer [Line Items]
Revenue	2,012,479	2,005,760	1,650,406
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue	1,216,588	1,254,748	1,258,894
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue	1,610,879	1,371,517	1,145,719
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue	523,652	452,948	475,896
Others
Revenue from External Customer [Line Items]
Revenue	$ 147,951	$ 193,548	$ 131,657